Retirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2021
Employee Benefits [Abstract]
Summary of Actuarial Valuation of Plans	Actuarial Valuation of Plans

(CAD$ in millions)	2021		2020
	Defined Benefit Pension Plans	Non-Pension Post- Retirement Benefit Plans	Defined Benefit Pension Plans	Non-Pension Post- Retirement Benefit Plans
Defined benefit obligation
Balance at beginning of year	$2,558	$445	$2,337	$404
Current service cost	72	14	55	19
Past service costs arising from plan improvements	13	3	—	—
Benefits paid	(144)	(14)	(146)	(17)
Interest expense	59	11	69	13
Obligation experience adjustments	4	(13)	27	(3)
Effect from change in financial assumptions	(159)	(24)	221	33
Effect from change in demographic assumptions	4	3	1	(3)
Changes in foreign exchange rates	—	(5)	(6)	(1)
Balance at end of year	2,407	420	2,558	445
Fair value of plan assets
Fair value at beginning of year	2,812	—	2,659	—
Interest income	66	—	79	—
Return on plan assets, excluding amounts included in interest income	102	—	204	—
Benefits paid	(144)	(14)	(146)	(17)
Contributions by the employer	22	14	21	17
Changes in foreign exchange rates	—	—	(5)	—
Fair value at end of year	2,858	—	2,812	—
Funding surplus (deficit)	451	(420)	254	(445)
Less effect of the asset ceiling
Balance at beginning of year	72	—	63	—
Interest on asset ceiling	2	—	2	—
Change in asset ceiling	25	—	7	—
Balance at end of year	99	—	72	—
Net accrued retirement benefit asset (liability)	$352	$(420)	$182	$(445)

Represented by:
Pension assets (Note 13)	$449	$—	$301	$—
Accrued retirement benefit liability	(97)	(420)	(119)	(445)
Net accrued retirement benefit asset (liability)	$352	$(420)	$182	$(445)

Summary of Defined Benefit Plans

	2021		2020
	Defined Benefit Pension Plans	Non-Pension Post- Retirement Benefit Plans	Defined Benefit Pension Plans	Non-Pension Post- Retirement Benefit Plans
Discount rate	2.88%	2.96%	2.39%	2.50%
Rate of increase in future compensation	3.25%	3.25%	3.25%	3.25%
Medical trend rate	—	5.00%	—	5.00%

Summary of Sensitivity of Defined Benefit Obligation to Changes in Weighted Average Assumptions

	2021
	Effect on Defined Benefit Obligation
	Change in Assumption	Increase in Assumption	Decrease in Assumption
Discount rate	1.0%	Decrease by 13%	Increase by 15%
Rate of increase in future compensation	1.0%	Increase by 1%	Decrease by 1%
Medical cost claim trend rate	1.0%	Increase by 1%	Decrease by 1%

	2020
	Effect on Defined Benefit Obligation
	Change in Assumption	Increase in Assumption	Decrease in Assumption
Discount rate	1.0%	Decrease by 12%	Increase by 14%
Rate of increase in future compensation	1.0%	Increase by 1%	Decrease by 1%
Medical cost claim trend rate	1.0%	Increase by 1%	Decrease by 1%

	2021		2020
	Male	Female	Male	Female
Retiring at the end of the reporting period	85.3 years	87.7 years	85.3 years	87.7 years
Retiring 20 years after the end of the reporting period	86.4 years	88.7 years	86.4 years	88.7 years

Summary of Defined Benefit Pension Plan Assets
The defined benefit pension plan assets at December 31, 2021 and 2020 are as follows:

(CAD$ in millions)	2021			2020
	Quoted	Unquoted	Total %	Quoted	Unquoted	Total %
Equity securities	$1,069	$—	37%	$1,058	$—	38%
Debt securities	$1,389	$—	49%	$1,385	$—	49%
Real estate and other	$71	$329	14%	$62	$307	13%